(Loss) Earnings Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards	3.8	1.4